INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2024
INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	Year ended December 31,
	2022	2023	2024
Revenues:
Nebius	0.5	9.6	68.3
Avride	0.3	—	0.3
Toloka	10.5	11.1	26.4
TripleTen	2.2	8.2	28.8
Total segment revenues	13.5	28.9	123.8
Eliminations	—	(8.0)	(6.3)
Total revenues	13.5	20.9	117.5
Adjusted EBITDA:
Nebius	(43.9)	(134.1)	(128.5)
Avride	(22.6)	(69.6)	(67.0)
Toloka	(22.3)	(42.1)	(40.1)
TripleTen	(35.7)	(37.0)	(30.8)
Total segment adjusted EBITDA loss	(124.5)	(282.8)	(266.4)
Supplemental information about segment expenses:
Nebius:
Employee compensation expenses	7.5	107.1	136.3
Corporate Functions Expenses (excl. personnel costs)	14.1	17.2	24.4
Other costs and expenses	22.8	19.4	36.1
Total Nebius costs and expenses	44.4	143.7	196.8
Avride
Employee compensation expenses	12.4	48.1	46.9
Other costs and expenses	10.5	21.5	20.4
Total Avride costs and expenses	22.9	69.6	67.3
Toloka:
Employee compensation expenses	3.3	38.4	40.8
Other costs and expenses	29.5	14.8	25.7
Total Toloka costs and expenses	32.8	53.2	66.5
TripleTen:
Employee compensation expenses	3.5	21.6	26.4
Other costs and expenses	34.4	23.6	33.2
Total TripleTen costs and expenses	37.9	45.2	59.6

Schedule of reconciliation between adjusted operating income and net income

	Year ended December 31,
	2022	2023	2024
Total segment adjusted EBITDA loss	(124.5)	(282.8)	(266.4)
Less: depreciation and amortization	(27.5)	(29.3)	(77.3)
Less: certain SBC expense	(6.0)	(12.9)	(44.9)
Less: one-off restructuring and other expenses	—	(2.5)	(52.1)
Add: interest income	1.0	3.3	63.6
Less: loss/(income) from equity method investments	(14.0)	(10.9)	0.4
Less: other loss, net	(7.9)	(4.3)	(17.3)
Net loss before income taxes	(178.9)	(339.4)	(394.0)

Schedule of long lived assets by geographic area

	As of December 31,
	2023	2024
Long-lived assets:
The Netherlands	67.0	764.6
United States	3.9	71.0
Finland	56.9	52.3
Rest of the world	23.3	9.0
Total long-lived assets	151.1	896.9